Shareholder Report, Holdings (Details)	Feb. 28, 2026
Schwab Treasury Inflation Protected Securities Index Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1],[2]
Schwab Treasury Inflation Protected Securities Index Fund | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
Schwab Treasury Inflation Protected Securities Index Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
Schwab U.S. Aggregate Bond Index Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	74.00%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1],[2]
Schwab U.S. Aggregate Bond Index Fund | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%
Schwab U.S. Aggregate Bond Index Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[3]
Schwab U.S. Aggregate Bond Index Fund | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
Schwab U.S. Aggregate Bond Index Fund | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Schwab U.S. Aggregate Bond Index Fund | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Short-Term Bond Index Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	73.20%	[1],[2]
Schwab Short-Term Bond Index Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1],[2]
Schwab Short-Term Bond Index Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1],[2]
Schwab Short-Term Bond Index Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1],[2]
Schwab Short-Term Bond Index Fund | Treasuries [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%
Schwab Short-Term Bond Index Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
Schwab Short-Term Bond Index Fund | Corporates [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
Schwab Short-Term Bond Index Fund | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Tax-Free Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[1]
Schwab Tax-Free Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[1]
Schwab Tax-Free Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[1]
Schwab Tax-Free Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
Schwab Tax-Free Bond Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Schwab Tax-Free Bond Fund | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Tax-Free Bond Fund | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	75.60%
Schwab Tax-Free Bond Fund | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
Schwab Tax-Free Bond Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab Tax-Free Bond Fund | Pre-Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab California Tax-Free Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%	[1]
Schwab California Tax-Free Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
Schwab California Tax-Free Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[1]
Schwab California Tax-Free Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Schwab California Tax-Free Bond Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Schwab California Tax-Free Bond Fund | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab California Tax-Free Bond Fund | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	67.10%
Schwab California Tax-Free Bond Fund | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Schwab California Tax-Free Bond Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab California Tax-Free Bond Fund | Pre-Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab Opportunistic Municipal Bond Fund | AA [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[1]
Schwab Opportunistic Municipal Bond Fund | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab Opportunistic Municipal Bond Fund | A [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%	[1]
Schwab Opportunistic Municipal Bond Fund | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
Schwab Opportunistic Municipal Bond Fund | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
Schwab Opportunistic Municipal Bond Fund | Unrated Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Opportunistic Municipal Bond Fund | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	79.20%
Schwab Opportunistic Municipal Bond Fund | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
Schwab Opportunistic Municipal Bond Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%

[1]	Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[2]	Excludes short-term investments.
[3]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.